Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Stock Option Activity - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Stock Option Activity [Line Items]
Beginning balance	351,587
Granted
Exercised			277,000
Expired	(52,496)	(14,467,000)	(3,074,000)
Forfeited	(9,273)
Ending balance	289,818	351,587
2011 Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Stock Option Activity [Line Items]
Beginning balance	57
Granted
Exercised
Expired	(10)	(16,000)	(23,000)
Forfeited
Ending balance	47	57
2018 Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Stock Option Activity [Line Items]
Beginning balance	351,529
Granted
Exercised			277,000
Expired	(52,486)	(14,451,000)	(3,051,000)
Forfeited	(9,273)
Ending balance	289,770	351,529
Non Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Stock Option Activity [Line Items]
Beginning balance	1
Granted
Exercised
Expired
Forfeited
Ending balance	1	1